Supplement to the
Fidelity® Variable Insurance Products:
Mid Cap Portfolio
Investor Class
April 29, 2024
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Maurice Fitzmaurice (Co-Portfolio Manager) has managed the fund since 2024.
It is expected that Mr. Sherwood will transition off the fund on or about December 31, 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Maurice Fitzmaurice is Co-Portfolio Manager of the VIP Mid Cap Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Fitzmaurice has worked as a research analyst and portfolio manager.
It is expected that Mr. Sherwood will transition off the fund on or about December 31, 2024.
VIPMID-INV-PSTK-0824-104 1.918614.104	August 14, 2024
Supplement to the
Fidelity® Variable Insurance Products:
Mid Cap Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2024
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Maurice Fitzmaurice (Co-Portfolio Manager) has managed the fund since 2024.
It is expected that Mr. Sherwood will transition off the fund on or about December 31, 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Maurice Fitzmaurice is Co-Portfolio Manager of the VIP Mid Cap Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Fitzmaurice has worked as a research analyst and portfolio manager.
It is expected that Mr. Sherwood will transition off the fund on or about December 31, 2024.
VMC-PSTK-0824-104 1.918615.104	August 14, 2024